Taxes Payable - Summary of taxes payable (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Taxes Payable [Line Items]
Non current	$ 18	$ 0	$ 0
Current	217	247	139
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	41	19	22
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	77	71	21
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	51	84	75
Fuels tax [member]
Disclosure of Taxes Payable [Line Items]
Non current	18
Current	14	30
Turnover tax [member]
Disclosure of Taxes Payable [Line Items]
Current	7	7	7
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Current	$ 27	$ 36	$ 14